Income Tax - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 148	$ 149
Additions based on tax positions related to the current year	44	36
Additions for tax positions of prior years	39	19
Reductions for tax positions of prior years		(3)
Settlements	(1)
Reductions for lapse of statute of limitations		(50)
Prepayment	(6)
Foreign currency translation	3	(3)
Ending balance	$ 227	$ 148